As filed with the Securities and Exchange Commission on February 18, 2011
File Nos. 333-76651, 811-09301

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 39	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	☒
ACT OF 1940
Amendment No. 42	☒
(Check appropriate box or boxes)

TIAA-CREF Funds
(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 842-2733

Stewart P. Greene, Esq.
TIAA-CREF Funds
730 Third Avenue
New York, New York 10017-3206
(Name and Address of Agent for Service)

Copy to:
Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering:
As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On February 1, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Funds certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 18th day of February, 2011.

TIAA-CREF FUNDS

By:	/s/ Scott C. Evans

Name:	Scott C. Evans
Title:	Principal Executive Officer and President

          Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Scott C. Evans	Principal Executive Officer and President	February 18, 2011
(Principal Executive Officer)
Scott C. Evans

/s/ Phillip G. Goff	Principal Financial Officer,	February 18, 2011
Principal Accounting Officer and Treasurer
Phillip G. Goff	(Principal Financial and Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*	February 18, 2011	*	February 18, 2011

Forrest Berkley		Nancy L. Jacobs
*	February 18, 2011	*	February 18, 2011

Nancy Eckl		Bridget A. Macaskill
*	February 18, 2011	*	February 18, 2011

Eugene Flood, Jr.		James M. Poterba
*	February 18, 2011	*	February 18, 2011

Michael A. Forrester		Maceo K. Sloan
*	February 18, 2011	*	February 18, 2011

Howell E. Jackson		Laura T. Starks

/s/ Stewart P. Greene	February 18, 2011

Stewart P. Greene
as attorney-in-fact

* Signed by Stewart P. Greene pursuant to powers of attorney previously filed with the Securities and Exchange Commission.

EXHIBIT LIST

101. INS	XBRL Instance Document

101. SCH	XBRL Taxonomy Extension Schema

101. DEF	XBRL Taxonomy Extension Definition Linkbase

101. LAB	XBRL Taxonomy Extension Label Linkbase

101. PRE	XBRL Taxonomy Extension Presentation Linkbase